Document and Entity Information	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 25, 2024
Entity Registrant Name	TERADYNE, INC.
Entity Incorporation State Country Code	MA
Entity File Number	001-06462
Entity Tax Identification Number	04-2272148
Entity Address Address Line 1	600 Riverpark Drive
Entity Address City Or Town	North Reading
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01864
City Area Code	978
Local Phone Number	370-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.125 per share
Trading Symbol	TER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A (this “Amendment”) amends the current report on Form 8-K filed by Teradyne, Inc. (the “Company”) with the Securities and Exchange Commission on November 15, 2023 (the “Original 8-K”). The sole purpose of this Amendment is to update the disclosure under “Item 5.02 Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers” of the Original 8-K to include additional disclosure regarding Charles J. Gray’s compensation arrangements that were not determined or available at the time of the Original 8-K. No other changes are being made to the Original 8-K.
Entity Central Index Key	0000097210